Rental Properties Summary Of Carrying Amounts Of Rental Properties (Details)		12 Months Ended
	Apr. 21, 2014 USD ($) state	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Real Estate Properties [Line Items]
Real Estate Investment Property Gross		$ 3,559,502,000	$ 2,917,194,000
Accumulated depreciation		(534,303,000)	(465,660,000)
Total		3,025,199,000	2,451,534,000
Depreciation expense on rental properties		85,900,000	63,000,000	$ 50,700,000
Noncash or Part Noncash Acquisition, Debt Assumed		0	101,441,000	$ 19,710,000
Building and Building Improvements [Member]
Real Estate Properties [Line Items]
Real Estate Investment Property Gross		2,837,611,000	2,273,430,000
Furniture and Fixtures [Member]
Real Estate Properties [Line Items]
Real Estate Investment Property Gross		34,423,000	25,922,000
Land [Member]
Real Estate Properties [Line Items]
Real Estate Investment Property Gross		$ 687,468,000	$ 617,842,000
immaterial business acquisition [Member]
Real Estate Properties [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Number of properties acquired	11
Number of States in which Entity Operates | state	7
Lessor Leasing Arrangements, Operating Leases, Term of Contract	13 years	20 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 123,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	3,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	101,500,000
Business Combination, Acquisition Related Costs	500,000
Mortgage notes payable [Member] | Mortgage notes payable, 4.00%, due July 6, 2017 | immaterial business acquisition [Member]
Real Estate Properties [Line Items]
Business Combination, Consideration Transferred	117,700,000
Noncash or Part Noncash Acquisition, Debt Assumed	90,300,000
Notes Payable, Other Payables [Member] | Note payable, 2.50%, due April 21, 2016 | immaterial business acquisition [Member]
Real Estate Properties [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	$ 1,900,000